Other real estate owned (Tables)	12 Months Ended
Dec. 31, 2021
Other Real Estate [Abstract]
Other real estate owned
	For the year ended December 31, 2021
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$13,214	$69,932	$83,146
Write-downs in value	(1,058)	(2,161)	(3,219)
Additions	9,746	55,898	65,644
Sales	(7,282)	(52,666)	(59,948)
Other adjustments	397	(943)	(546)
Ending balance	$15,017	$70,060	$85,077
	For the year ended December 31, 2020
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$16,959	$105,113	$122,072
Write-downs in value	(1,564)	(3,060)	(4,624)
Additions	2,223	17,785	20,008
Sales	(4,359)	(49,797)	(54,156)
Other adjustments	(45)	(109)	(154)
Ending balance	$13,214	$69,932	$83,146
	For the year ended December 31, 2019
	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$21,794	$114,911	$136,705
Write-downs in value	(1,584)	(4,541)	(6,125)
Additions	6,801	62,630	69,431
Sales	(9,892)	(67,137)	(77,029)
Other adjustments	(160)	(750)	(910)
Ending balance	$16,959	$105,113	$122,072